Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 76,106	479,001	581,765
Restricted cash	477	3,000	3,000
Accounts receivable, net	58,159	366,050	281,374
Prepaid expenses - related party	1,266	7,968	625
Other receivables	2,524	15,884	15,877
Deferred tax assets	5,051	31,793	24,230
Total current assets	143,583	903,696	906,871
Non-current assets:
Property and equipment, net	6,366	40,067	50,165
Intangible assets, net	3,881	24,426	3,507
Deferred tax assets	3,001	18,889	2,954
Prepaid expenses - related party	844	5,312
Other non-current assets	4,488	28,250	19,300
Total non-current assets	18,580	116,944	75,926
Total assets	162,163	1,020,640	982,797
Current liabilities:
Accrued expenses and other current liabilities	27,176	171,043	134,256
Income tax payable	3,870	24,362	28,109
Dividend payable	1,931	12,153	15,197
Total current liabilities	32,977	207,558	177,562
Non-current liabilities:
Deferred revenue	242	1,521	2,434
Deferred tax liabilities	328	2,065
Total non-current liabilities	570	3,586	2,434
Total liabilities	33,547	211,144	179,996
Commitments and contingencies
Shareholders' equity:
Preferred shares (US$0.0000008 par value, 2,500,000,000 shares authorized; no shares issued and outstanding)
Ordinary shares (US$0.0000008 par value, 60,000,000,000 shares authorized as of December 31, 2010 and 2011; 193,275,000 shares issued and outstanding as of December 31, 2010 and 2011)		1	1
Additional paid-in capital	100,896	635,029	637,289
Statutory reserve	6,937	43,659	37,669
Retained earnings	20,553	129,357	127,842
Total SYSWIN Inc.'s shareholders' equity	128,386	808,046	802,801
Non-controlling interest	230	1,450
Total shareholders' equity	128,616	809,496	802,801
Total liabilities and shareholders' equity	$ 162,163	1,020,640	982,797